Leases - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Liabilities [Line Items]
Lease agreement term	3 years
Average incremental borrowing rate applied to the lease liabilities	7.77%	7.77%
Depreciation expense	€ 229,203	€ 174,799	€ 200,000
Cash outflow for leases	200,000	200,000	200,000
Total expense related to short-term and low-value leases	€ 300,000	€ 400,000	€ 200,000
United States
Disclosure Of Lease Liabilities [Line Items]
Lease agreement term	5 years
Average incremental borrowing rate applied to the lease liabilities	6.39%